Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 17,149	$ (3,849)	$ 13,701
Foreign	1,882	1,841	11,672
Income (loss) before taxes on income	$ 19,031	$ (2,008)	$ 25,373